Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,239,495.54

Principal:
Principal Collections	$31,988,017.83
Prepayments in Full	$25,252,009.38
Liquidation Proceeds	$313,585.58
Recoveries	$697.56
Sub Total	$57,554,310.35
Collections	$61,793,805.89

Purchase Amounts:
Purchase Amounts Related to Principal	$73,370.69
Purchase Amounts Related to Interest	$278.40
Sub Total	$73,649.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$61,867,454.98

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$61,867,454.98
Servicing Fee	$1,218,631.19	$1,218,631.19	$0.00	$0.00	$60,648,823.79
Interest - Class A-1 Notes	$28,081.28	$28,081.28	$0.00	$0.00	$60,620,742.51
Interest - Class A-2 Notes	$258,233.33	$258,233.33	$0.00	$0.00	$60,362,509.18
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$59,916,955.85
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$59,779,792.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,779,792.85
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$59,702,059.93
Second Priority Principal Payment	$5,886,523.59	$5,886,523.59	$0.00	$0.00	$53,815,536.34
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$53,758,710.34
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$22,188,710.34
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$22,116,362.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,116,362.42
Regular Principal Payment	$125,333,479.50	$22,116,362.42	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$61,867,454.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,886,523.59
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$22,116,362.42
Total					$59,572,886.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$59,572,886.01	$156.15	$28,081.28	$0.07	$59,600,967.29	$156.22
Class A-2 Notes	$0.00	$0.00	$258,233.33	$0.51	$258,233.33	$0.51
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$59,572,886.01	$37.00	$1,075,937.78	$0.67	$60,648,823.79	$37.67

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$162,790,003.09	0.4267104	$103,217,117.08	0.2705560
Class A-2 Notes	$508,000,000.00	1.0000000	$508,000,000.00	1.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,391,190,003.09	0.8641468	$1,331,617,117.08	0.8271428

Pool Information
Weighted Average APR	3.623%	3.594%
Weighted Average Remaining Term	52.23	51.38
Number of Receivables Outstanding	69,903	68,090
Pool Balance	$1,462,357,432.00	$1,404,548,250.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,376,854,682.09	$1,322,163,479.50
Pool Factor	0.8737976	0.8392551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$21,068,223.76
Yield Supplement Overcollateralization Amount	$82,384,771.00
Targeted Overcollateralization Amount	$95,085,167.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,931,133.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		170	$182,198.02
(Recoveries)		2	$697.56
Net Losses for Current Collection Period			$181,500.46
Cumulative Net Losses Last Collection Period			$253,016.47
Cumulative Net Losses for all Collection Periods			$434,516.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.15%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.59%	376	$8,269,071.74
61-90 Days Delinquent	0.06%	32	$793,058.65
91-120 Days Delinquent	0.01%	3	$74,950.11
Over 120 Days Delinquent	0.00%	2	$65,311.63
Total Delinquent Receivables	0.66%	413	$9,202,392.13

Repossession Inventory:
Repossessed in the Current Collection Period		26	$694,118.06
Total Repossessed Inventory		32	$832,707.68

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0348%
Prior Collection Period			0.1666%
Current Collection Period			0.1519%
Three Month Average			0.1178%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0555%
Prior Collection Period			0.0429%
Current Collection Period			0.0543%
Three Month Average			0.0509%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer